Accounting change and new accounting guidance (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Benefit for income taxes		$ (496)	$ (1,177)	$ (1,013)
Diluted (usd per share)	[1]	$ 3.72	$ 3.15	$ 2.71
Effective tax rate		10.80%	24.90%	23.90%
ASU 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Benefit for income taxes		$ 50

[1]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities.